Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Subsequent Events
Subsequent Events

10. Subsequent Events

        On January 23, 2014, in connection with its royalty agreement with Novo A/S, the Company received approximately $41.7 million in exchange for a low single-digit royalty interest in future potential worldwide sales of Fovista. The receipt of this second financing tranche under the royalty agreement was triggered as a result of the Company reaching an initial enrollment milestone of a specified number of patients in its Phase 3 clinical program for Fovista. The closing of a third potential financing tranche of approximately $41.7 million is subject to the further enrollment milestone of a specified number of patients in the Company's Phase 3 clinical program for Fovista, and the Company satisfying additional closing conditions and other obligations.

17. Subsequent Events

        On March 15, 2013, the Company issued a secured promissory note in the amount of $1.5 million (the "2013 Note") to the holder of the 2012 Notes. The 2013 Note carries interest at a rate per annum equal to the sum of (i) the greater of (A) the LIBOR Rate in effect for the applicable Interest Period and (B) 3.0%, plus (ii) the LIBOR Rate Margin adjusted on the first day of each Interest Period and fixed for the duration of each such Interest Period.

        In conjunction with the issuance of the 2013 Note, the Lender received warrants to purchase 35,700 shares of Series B Preferred Stock with an exercise price of $2.50 per share. The warrants expire on March 15, 2023 and provide for proportionate adjustments to be made to the number of shares purchasable and the exercise price payable under the warrants in the event of certain changes to the underlying Series B Preferred Stock, including for subdivisions, combinations and stock dividends.

        On April 25, 2013, the Company amended its certificate of incorporation to increase the authorized shares of capital stock to the following: 187,918,509 shares of common stock and 73,094,000 shares of Series A Preferred Stock, 18,480,000 shares of Series A-1 Preferred Stock, 3,000,000 shares of Junior Series A Preferred Stock, 42,391,600 shares of Series B Preferred Stock, 700,000 shares of Series B-1 Preferred Stock, and 28,000,000 shares of Series C Preferred Stock, each with a par value of $0.001 per share.

        On May 23, 2013, the Company entered into a Purchase and Sale Agreement (the "Purchase and Sale Agreement") with Novo A/S, providing for the Company to sell, and Novo A/S to purchase, the right, title, and interest in a portion of the revenues from the sale of (a) Fovista, (b) Fovista-Related Products, and (c) Other Products (as defined in the Purchase and Sale Agreement), calculated as low to mid single-digit percentages of net sales.

        The Purchase and Sale Agreement provides for up to three separate purchases for a purchase price of $41.7 million each, at a first, second and third closing, for an aggregate purchase price of $125.0 million. In each purchase, Novo A/S acquires rights to a low single-digit percentage of net sales. Following the purchase of all royalty interests under the Purchase and Sale Agreement, Novo A/S will have a right to receive royalties on net sales at a mid-single digit percentage.

        On May 23, 2013, the Company received cash proceeds of $41.7 million for the royalty entitlement related to the first closing on the date of the Purchase and Sale Agreement. Receipt of cash proceeds for the second and third purchases is contingent upon certain triggers and conditions detailed in the Purchase and Sale Agreement, none of which occurred prior to the Company's initial public offering.

        The royalty payment period covered by the Purchase and Sale Agreement begins on commercial launch and ends, on a product by product and country by country basis, on the latest to occur of (i) the 12th anniversary of the commercial launch, (ii) the expiration of certain patent rights and (iii) the expiration of the regulatory exclusivity for each product in each country.

        Under the terms of the Purchase and Sale Agreement, the Company is not required to reimburse or otherwise compensate Novo A/S through any means other than the agreed royalty entitlement. In addition, the Company does not, under the terms of the Purchase and Sale Agreement, have the right or obligation to prepay Novo A/S in connection with a change of control of the Company or otherwise.

        The Purchase and Sale Agreement requires the establishment of a Joint Oversight Committee in the event that Novo A/S does not continue to have a representative on the Company's board of directors. The Joint Oversight Committee would have responsibilities that include "discussion and review" of all matters related to Fovista research, development, regulatory approval and commercialization, but there is no provision either implicit or explicit that gives the Joint Oversight Committee or its members decision-making authority.

        On May 23, 2013, the Company entered into a Series C Preferred Stock Purchase Agreement (the "Series C Agreement") with certain of its existing investors for the sale and issuance of an aggregate of 20,000,000 shares of the Company's Series C Preferred Stock at a price of $2.50 per share. In connection with entering into the Series C Agreement, the Company issued 6,666,667 shares of Series C Preferred Stock at $2.50 per share in a closing that occurred on May 23, 2013, simultaneous with entry into the Series C Agreement. In connection with entering into the Series C Agreement, the minimum public offering price per share in an underwritten public offering of common stock required for the automatic conversion of outstanding shares of Series A Preferred Stock, Series A-1 Preferred Stock, Series B Preferred Stock, Series B-1 Preferred Stock, Series C Preferred Stock and Junior Series A Preferred Stock was adjusted to $14.75 per share (subject to further adjustment as a result of any stock dividend, stock split, combination or similar recapitalization of the common stock).

        On May 23, 2013, the Company repaid the outstanding principal, interest and related prepayment fees on the 2012 Notes and 2013 Note.

        The Company has determined that in accordance with ASC 470-20-20, at the time of the initial closing under the Series C Agreement on May 23, 2013, there was a firm commitment from the Series C Preferred Stock investors with respect to the significant terms of the financing, including the quantity of shares to be issued, the fixed price of the shares and the timing of the transaction. In addition, the Company has concluded that the Series C Agreement and the Company's certificate of incorporation includes a disincentive feature for non-performance that was sufficiently large enough to make investor performance at subsequent closings probable. As such, the Company's measurement of any beneficial conversion feature occurred at the time of the initial closing. Based on a $10.03 per share valuation of the Company's common stock as of the date of the initial closing of the sale of the Series C Preferred Stock, as well as the fact that the Series C Preferred Stock include a common stock conversion price of $14.75 per share (implying a one-to-one conversion into shares of common stock), the Company determined that there was no beneficial conversion feature associated with the issuance of its Series C Preferred Stock.

        The Company filed a registration statement on Form S-1 with the SEC relating to the initial public offering of its common stock.  In connection with the Company's initial public offering:

  (i)
  The Company effected a one-for-5.9000 reverse stock split of its common stock on September 9, 2013. All share and per share amounts related to common stock, options and warrants included in these financial statements and notes to financial statements have been restated to reflect the reverse stock split. The conversion ratios of the Company's preferred stock have also been adjusted to reflect the reverse stock split.

  (ii)
  The Company's board of directors adopted and the Company's stockholders approved the 2013 stock incentive plan ("2013 Plan"), which became effective immediately prior to the closing of the Company's initial public offering. The 2013 Plan provides for the grant of incentive stock options, non-statutory stock options, stock appreciation rights, restricted stock awards, restricted stock unit awards, and other stock-based awards. The Company's employees, officers, directors, consultants and advisors are eligible to receive awards under the 2013 Plan.